PREPAID EXPENSES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
PREPAID EXPENSES AND OTHER ASSETS
Schedule of prepaid expenses and other assets

	As at	As at
	December 31,	December 31,
	2023	2022
Prepayments	1,200	1,636
Deposits	83	59
Other assets	372	128
Prepaid expenses and other assets	1,655	1,823